Notes to the Balance Sheet - Summary of Impact of Lease Agreements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impact of Leases [Line Items]
Depreciation, right-of-use assets	€ 3,942	€ 3,648	€ 3,586
Interest Expenses on Lease Liabilities	1,051	1,157	1,173
Expense relating to short-term leases for which recognition exemption has been used	256	1,553	0
Expense relating to leases of low-value assets for which recognition exemption has been used	19	17	81
Impact On Profit Or Loss Due To Adoption Of Lease	€ 5,268	€ 6,375	€ 4,840